Personnel Figures - Summary of Number of Employees (Detail) - employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	18,364	11,393
Annual Average	15,577	11,517
Managers and Key Executives
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	166	153
Professionals and Technicians
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	9,775	9,314
Staff and Others
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	8,423	1,926
Chile
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	57	55
Annual Average	53	58
Chile | Managers and Key Executives
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	10	7
Chile | Professionals and Technicians
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	44	45
Chile | Staff and Others
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	3	3
Argentina
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	4,348	4,861
Annual Average	4,521	4,801
Argentina | Managers and Key Executives
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	21	45
Argentina | Professionals and Technicians
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	1,914	3,709
Argentina | Staff and Others
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	2,413	1,107
Brazil
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	10,900	3,589
Annual Average	7,935	3,788
Brazil | Managers and Key Executives
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	56	19
Brazil | Professionals and Technicians
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	4,839	2,756
Brazil | Staff and Others
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	6,005	814
Peru
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	915	908
Annual Average	920	907
Peru | Managers and Key Executives
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	41	45
Peru | Professionals and Technicians
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	874	863
Colombia
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	2,144	1,980
Annual Average	2,148	1,963
Colombia | Managers and Key Executives
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	38	37
Colombia | Professionals and Technicians
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	2,104	1,941
Colombia | Staff and Others
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	2	2